INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Investment and Other Revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Investment income	$185	$66	$274
Fee revenue	388	468	436
Interest income	59	148	179
Dividend income	168	77	66
Other	3	34	5
Total investment and other revenue	$803	$793	$960